OPERATING EXPENSES - Impairment, depreciation and amortization (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Depreciation of premises and equipment	$ 633,755	$ 636,376	$ 560,596
Depreciation of right-of-use assets	207,560	229,665	212,861
Amortization of intangible assets	170,140	212,317	175,991
Impairment of other assets, net	106,426	46,501	31,127
Total impairment, depreciation and amortization	1,117,881	1,124,859	980,575
Impairment of property and equipment	842	4,480	3,536
Banking Colombia
OPERATING EXPENSES
Impairment of other assets, net	51,626	45,122	24,187
Banking Panama
OPERATING EXPENSES
Impairment of other assets, net	28,475	5,290	12,599
Banking Guatemala
OPERATING EXPENSES
Impairment of other assets, net	13,703	8,929	12,101
International Banking
OPERATING EXPENSES
Impairment of other assets, net	5,999	1,730	314
All other segments
OPERATING EXPENSES
Impairment of other assets, net	5,826	4,713	1,803
Banking El Salvador
OPERATING EXPENSES
Impairment of other assets, net	732	(19,283)	(19,877)
Brokerage
OPERATING EXPENSES
Impairment of other assets, net	$ 65	$ 0	$ 0